SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Advertising expense	$ 3,298	$ 5,418	$ 16,185	$ 67,079	$ 46,162	$ 45,238